Investment in Investee Company	6 Months Ended	12 Months Ended
	Dec. 31, 2017	Jun. 30, 2017
Investments Schedule [Abstract]
Investment In Investee Company

14. INVESTMENT IN INVESTEE COMPANY

The Company invested in Aibotec Sdn Bhd with initial investment amount of $739, approximated 30% of equity interest of Aibotec Sdn Bhd and is accounted for under the cost method of accounting. The investment is stated at cost as at December 31, 2017 and no results have been equity accounted in view that the investee company was just incorporated in May 2017 and as at December 31, 2017, it is still dormant. Aibotec Sdn Bhd is incorporated in Malaysia with 10,000 ordinary shares authorized, issued and outstanding at a par value of RM1. Mr Ho Sit Chye and Mr Hanafiah Bin Yussof are the directors of Aibotec Sdn Bhd. Mr Ho Sit Chye is the common director of Aibotec Sdn Bhd and the Company.

12. INVESTMENT IN INVESTEE COMPANY

For the year ended June 30, 2017, the Company invested in Aibotec Sdn Bhd with initial investment amount of $699, approximated 30% of equity interest of Aibotec Sdn Bhd and is accounted for under the cost method of accounting. The investment is stated at cost as at June 30, 2017 and no results have been equity accounted. In view that the investee company was just incorporated in May 2017 and as at June 30, 2017, it is still dormant. Aibotec Sdn Bhd is incorporated in Malaysia with 10,000 ordinary shares authorized, issued and outstanding at a par value of RM1. Mr Ho Sit Chye and Mr Hanafiah Bin Yussof are the directors of Aibotec Sdn Bhd. Mr Ho Sit Chye is the common director of Aibotec Sdn Bhd and the Company.